Employee Benefit Plans Employee Benefit Plans (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended				12 Months Ended				12 Months Ended																																																								12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Post-retirement Health and Welfare Plans and Non-qualified Pension Plan [Member]	Dec. 31, 2010 Post-retirement Health and Welfare Plans and Non-qualified Pension Plan [Member]	Dec. 31, 2011 Defined Contribution Savings Plan [Member]	Dec. 31, 2010 Defined Contribution Savings Plan [Member]	Dec. 31, 2009 Defined Contribution Savings Plan [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2011 Maximum [Member] Post-retirement Health and Welfare Plans and Non-qualified Pension Plan [Member]	Dec. 31, 2010 Maximum [Member] Post-retirement Health and Welfare Plans and Non-qualified Pension Plan [Member]	Dec. 31, 2011 Cash and Cash Equivalents [Member]	Dec. 31, 2010 Cash and Cash Equivalents [Member]	Dec. 31, 2011 US Large Cap Funds [Member]	Dec. 31, 2010 US Large Cap Funds [Member]	Dec. 31, 2011 US Small Cap Funds [Member]	Dec. 31, 2010 US Small Cap Funds [Member]	Dec. 31, 2011 International Funds [Member]	Dec. 31, 2010 International Funds [Member]	Dec. 31, 2011 Real Estate Fund [Member]	Dec. 31, 2010 Real Estate Fund [Member]	Dec. 31, 2011 Fixed Income Securities [Member]	Dec. 31, 2010 Fixed Income Securities [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2010 Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 1 [Member] Cash and Cash Equivalents [Member]	Dec. 31, 2010 Fair Value, Inputs, Level 1 [Member] Cash and Cash Equivalents [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 1 [Member] US Large Cap Funds [Member]	Dec. 31, 2010 Fair Value, Inputs, Level 1 [Member] US Large Cap Funds [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 1 [Member] US Small Cap Funds [Member]	Dec. 31, 2010 Fair Value, Inputs, Level 1 [Member] US Small Cap Funds [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 1 [Member] International Funds [Member]	Dec. 31, 2010 Fair Value, Inputs, Level 1 [Member] International Funds [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 1 [Member] Real Estate Fund [Member]	Dec. 31, 2010 Fair Value, Inputs, Level 1 [Member] Real Estate Fund [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 1 [Member] Fixed Income Securities [Member]	Dec. 31, 2010 Fair Value, Inputs, Level 1 [Member] Fixed Income Securities [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2010 Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 2 [Member] Cash and Cash Equivalents [Member]	Dec. 31, 2010 Fair Value, Inputs, Level 2 [Member] Cash and Cash Equivalents [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 2 [Member] US Large Cap Funds [Member]	Dec. 31, 2010 Fair Value, Inputs, Level 2 [Member] US Large Cap Funds [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 2 [Member] US Small Cap Funds [Member]	Dec. 31, 2010 Fair Value, Inputs, Level 2 [Member] US Small Cap Funds [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 2 [Member] International Funds [Member]	Dec. 31, 2010 Fair Value, Inputs, Level 2 [Member] International Funds [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 2 [Member] Real Estate Fund [Member]	Dec. 31, 2010 Fair Value, Inputs, Level 2 [Member] Real Estate Fund [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 2 [Member] Fixed Income Securities [Member]	Dec. 31, 2010 Fair Value, Inputs, Level 2 [Member] Fixed Income Securities [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2010 Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 3 [Member] Cash and Cash Equivalents [Member]	Dec. 31, 2010 Fair Value, Inputs, Level 3 [Member] Cash and Cash Equivalents [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 3 [Member] US Large Cap Funds [Member]	Dec. 31, 2010 Fair Value, Inputs, Level 3 [Member] US Large Cap Funds [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 3 [Member] US Small Cap Funds [Member]	Dec. 31, 2010 Fair Value, Inputs, Level 3 [Member] US Small Cap Funds [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 3 [Member] International Funds [Member]	Dec. 31, 2010 Fair Value, Inputs, Level 3 [Member] International Funds [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 3 [Member] Real Estate Fund [Member]	Dec. 31, 2010 Fair Value, Inputs, Level 3 [Member] Real Estate Fund [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 3 [Member] Fixed Income Securities [Member]	Dec. 31, 2010 Fair Value, Inputs, Level 3 [Member] Fixed Income Securities [Member]	Dec. 31, 2011 Benefit Obligation [Member]	Dec. 31, 2010 Benefit Obligation [Member]	Dec. 31, 2011 Net Periodic Pension Cost [Member]	Dec. 31, 2010 Net Periodic Pension Cost [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, accumulated benefit obligation					$ 154	$ 135
Defined benefit plan, unfunded accumulated benefit obligation					60	44
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year			154	135	135	125						9
Interest cost					7	7
Actuarial (gain) loss					20	11
Net benefits paid					(8)	(8)
Benefit obligation at end of year					154	135						9
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year			94	91	91	86									2	2	25	22	5	5	8	7	3	3	51	52	2	2	2	2	0	0	0	0	0	0	0	0	0	0	92	89	0	0	25	22	5	5	8	7	3	3	51	52	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Actual return on plan assets					3	10
Employer contribution					8	3
Net benefits paid					(8)	(8)
Fair value of plan assets at end of year					94	91									2	2	25	22	5	5	8	7	3	3	51	52	2	2	2	2	0	0	0	0	0	0	0	0	0	0	92	89	0	0	25	22	5	5	8	7	3	3	51	52	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Weighted Average Assumptions Used to Determine Benefit Obligation and Net Periodic Benefit Cost [Abstract]
Discount rate for year-end obligation					4.10%	5.20%
Discount rate for net periodic pension cost					5.20%	5.70%
Expected long-term return on assets																																																																					7.50%	7.50%	7.25%	7.50%
Compensation increase					0.00%	0.00%
Net periodic pension cost	1	1	3	2	3	3
Actuarial loss					3	2
Expected return on plan assets	2	2	3	3	7	6
Defined Benefit Plan, Estimated Future Employer Contributions [Abstract]
2012					8
2013					8
2014					8
2015					9
2016					9
2017 through 2021					48
Other comprehensive loss					21	6
Other comprehensive income, net periodic pension cost					24	9
Accumulated other comprehensive income not yet recognized as periodic pension cost (benefit), actuarial loss					54	34
Defined Benefit Plan, Fair Value of Plan Assets [Abstract]
Fair value of plan assets					94	91									2	2	25	22	5	5	8	7	3	3	51	52	2	2	2	2	0	0	0	0	0	0	0	0	0	0	92	89	0	0	25	22	5	5	8	7	3	3	51	52	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Other Employee Benefit Plans [Abstract]
Projected benefit obligation							10	10
Other post-retirement benefit expense									$ 5	$ 2	$ 0		$ 1	$ 1